Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Bank Loans (Detail) CLF in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLF
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,599,392	$ 106,783,566
Non-current, Maturity	210,558,388	21,315,003
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 21,315,003
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,910,312
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,944,576
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 126,703,500
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Chile [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.16%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.89%
Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.68%
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,599,392	$ 106,783,566
Non-current, Maturity	210,558,388	21,315,003
Bank Loans [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3	4
Bank Loans [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	25,599,389	106,783,562
Bank Loans [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,315,003
Bank Loans [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	126,703,500
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	28,310,775	109,955,750
Non-current, Maturity	$ 221,651,216	21,608,084
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.14%
Current, Maturity	$ 28,310,772	109,955,746
Non-current, Maturity	$ 221,651,216	21,608,084
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Current, Maturity	$ 3	4
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	698,530	845,186
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	698,527	845,182
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3	4
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	27,612,245	109,110,564
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	27,612,245	109,110,564
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,410,877	21,608,084
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,410,877	21,608,084
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	44,943,858
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	44,943,858
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	129,494,530
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	129,494,530
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	128,910,650	113,198,044
Non-current, Maturity	2,347,630,521	2,094,724,002
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	23,632,103	20,304,301
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	105,278,547	92,893,743
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	127,107,353	111,576,694
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	455,897,775	109,955,345
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	108,419,307	384,168,727
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	106,616,010	94,164,683
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,549,590,076	$ 1,394,858,553
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%
Current, Maturity | CLF			CLF 80,432,332	CLF 66,936,453
Non-current, Maturity | CLF			2,063,710,657	1,787,588,483
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%
Current, Maturity | CLF			48,478,318	46,261,591
Non-current, Maturity | CLF			283,919,864	307,135,519
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity | CLF			20,108,083	16,734,114
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity | CLF			3,524,020	3,570,187
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity | CLF			60,324,249	50,202,339
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity | CLF			44,954,298	42,691,404
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			80,432,332	66,936,453
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			46,675,021	44,640,241
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			411,026,050	66,936,453
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			44,871,725	43,018,892
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			65,350,879	342,771,185
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			43,068,428	41,397,542
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			65,350,879	54,388,490
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			41,265,131	39,776,193
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			1,441,550,517	1,256,555,902
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | CLF			CLF 108,039,559	CLF 138,302,651